Simpson Thacher & Bartlett LLP

900 G STREET, NW WASHINGTON, D.C. 20001
TELEPHONE: +1-202-636-5500 FACSIMILE: +1-202-636-5502
Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

August 20, 2021

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Post-Effective Amendment No. 138

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 138 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to update the name and investment strategy regarding an existing series of the Trust, AQR Global Macro Fund (the “Fund”). It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on October 19, 2021.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

CC:	H.J. Willcox, Esq.

    Nicole DonVito, Esq.

    John Hadermayer, Esq.

    David Blass, Esq.

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